LOSS PER SHARE - Schedule of detailed information about loss per share (Details) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Issued ordinary shares at the beginning of the period	161,721	41,797
Effect of Qualifying Transaction	0	53,560
Effect of Warrant Exercise	8,762	5,211
Effect of Pipe Transaction	0	1,279
Effect of Conversion of Preferred Units	0	0
Weighted-average numbers of ordinary shares	170,483	101,847
Basic and diluted loss per share	$ (0.07)	$ (0.04)